Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Allocation of consideration paid and estimated fair value of assets acquired and liabilities assumed and pro forma results of operations
The following table summarizes the final allocations of the consideration paid and the amounts of fair value of the assets acquired and liabilities assumed at the acquisition date:

Fair value recognized on acquisition
$
Assets
Current assets:
Cash and cash equivalents	174
Trade and other receivables	763
Prepaid expenses and other current assets	61
998
Non-current assets:
Property and equipment, net	—

Right-of-use asset, net	194
Customer relationships	1,458
Technology	548
Trade name and trademarks	47
Goodwill	5,461
Other non-current assets	71
Total assets	8,777

Liabilities
Current liabilities:
Trade and other payables	857
Deferred revenue	700
Finance lease liability	140
1,697
Non-current liabilities:
Finance lease liability	54
Borrowings	278
Deferred tax liability	331
Total liabilities	2,360
Fair value of net assets acquired	6,417

Paid in Common Shares of the Company	1,163
Paid in cash	2,624
Contingent consideration	2,630
Total purchase consideration	6,417